Schedule of Investments (unaudited) September 30, 2022	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 3.4%
TELUS Corp.	882,602	$17,526,168

Denmark — 4.0%
Novo Nordisk A/S, Class B	207,341	20,654,854

France — 18.6%
Air Liquide SA	93,745	10,714,967
EssilorLuxottica SA	139,668	18,984,068
Kering SA	37,422	16,598,472
LVMH Moet Hennessy Louis Vuitton SE	30,046	17,714,361
Sanofi	231,954	17,662,480
Schneider Electric SE	130,926	14,788,191

		96,462,539

India — 3.4%
HDFC Bank Ltd.	964,833	16,716,207
Jasper Infotech Private Ltd., Series I, (Acquired 01/25/22, Cost: $3,948,600)(a)(b)(c)	848,000	770,016

		17,486,223

Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	37,156,800	10,874,774

Japan — 2.0%
KDDI Corp.	360,400	10,536,753

Mexico — 2.7%
Wal-Mart de Mexico SAB de CV	3,955,437	13,911,150

Netherlands — 2.4%
Koninklijke KPN NV	4,569,967	12,367,995

Portugal — 3.0%
EDP - Energias de Portugal SA	3,563,313	15,464,824

Singapore — 4.7%
DBS Group Holdings Ltd.	521,800	12,070,987
United Overseas Bank Ltd.	679,100	12,300,249

		24,371,236

Spain — 5.4%
Bankinter SA	2,348,631	13,187,271
Industria de Diseno Textil SA	731,215	15,089,812

		28,277,083

Sweden — 3.1%
Epiroc AB, Class A	1,116,645	15,974,155

Switzerland — 3.5%
Lonza Group AG, Registered Shares	14,509	7,150,833
Zurich Insurance Group AG	27,837	11,097,235

		18,248,068

Taiwan — 5.4%
MediaTek, Inc.	636,000	10,975,074
Taiwan Semiconductor Manufacturing Co. Ltd.	1,289,000	17,086,199

		28,061,273

Security	Shares	Value

United Kingdom — 23.8%
AstraZeneca PLC	166,240	$18,274,667
Diageo PLC	510,690	21,496,726
Ferguson PLC	163,920	17,003,294
Prudential PLC	1,834,902	17,959,348
Reckitt Benckiser Group PLC	318,194	21,090,355
RELX PLC	757,901	18,471,841
Taylor Wimpey PLC	9,660,526	9,406,818

		123,703,049

United States(e) — 8.6%
Baker Hughes Co.(d)	503,812	10,559,900
Estee Lauder Cos., Inc., Class A	33,765	7,289,863
Otis Worldwide Corp.(d)	237,987	15,183,571
Visa, Inc., Class A(d)	66,582	11,828,292

		44,861,626

Total Long-Term Investments — 96.1% (Cost: $544,970,266)		498,781,770

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(f)(g)	5,943,800	5,943,800

Total Short-Term Securities — 1.1% (Cost: $5,943,800)		5,943,800

Total Investments Before Options Written — 97.2% (Cost: $550,914,066)		504,725,570

Options Written — (0.4)% (Premiums Received: $(5,948,644))		(2,060,708)

Total Investments, Net of Options Written — 96.8% (Cost: $544,965,422)		502,664,862

Other Assets Less Liabilities — 3.2%		16,568,495

Net Assets — 100.0%		$519,233,357

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $770,016, representing 0.2% of its net assets as of period end, and an original cost of $3,948,600.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced International Dividend Trust (BGY)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,586,240	$357,560	(a)	$—	$—	$—	$5,943,800	5,943,800	$46,447	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Visa, Inc., Class A	65	10/07/22	USD	215.00	USD	1,155	$(650)
Visa, Inc., Class A	119	10/14/22	USD	213.00	USD	2,114	(151)
Baker Hughes Co.	1,151	10/21/22	USD	28.00	USD	2,412	(5,755)
Estee Lauder Cos., Inc., Class A	15	10/21/22	USD	280.00	USD	324	(375)
Estee Lauder Cos., Inc., Class A	136	10/21/22	USD	260.00	USD	2,936	(4,420)
Otis Worldwide Corp.	463	10/21/22	USD	81.75	USD	2,954	(84)
TELUS Corp.	1,739	10/21/22	CAD	30.00	CAD	4,770	(7,553)
Visa, Inc., Class A	37	10/21/22	USD	210.00	USD	657	(296)
Visa, Inc., Class A	38	10/28/22	USD	205.00	USD	675	(1,634)
Otis Worldwide Corp.	452	11/04/22	USD	67.75	USD	2,884	(51,828)
Visa, Inc., Class A	3	11/04/22	USD	190.00	USD	53	(966)
Baker Hughes Co.	612	11/18/22	USD	27.00	USD	1,283	(10,710)
Otis Worldwide Corp.	155	11/18/22	USD	72.50	USD	989	(8,138)
TELUS Corp.	558	11/18/22	CAD	29.00	CAD	1,531	(7,473)
Visa, Inc., Class A	37	11/18/22	USD	205.00	USD	657	(4,292)

							$(104,325)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	142,500	10/04/22	SGD	32.34	SGD	4,758	$(92,079)
EDP-Energias de Portugal SA	Goldman Sachs International	560,000	10/04/22	EUR	5.15	EUR	2,486	(1)
Ferguson PLC	Goldman Sachs International	42,400	10/04/22	GBP	105.56	GBP	3,987	—
Mediatek, Inc.	JPMorgan Chase Bank N.A.	28,000	10/04/22	USD	730.48	USD	15,428	—
Bankinter SA	Merrill Lynch International	540,100	10/05/22	EUR	5.24	EUR	3,114	(266,660)
Epiroc AB, Class A	UBS AG	54,700	10/05/22	SEK	177.12	SEK	8,760	(80)
Taylor Wimpey PLC	Goldman Sachs International	1,116,000	10/05/22	GBP	1.21	GBP	985	(1)
United Overseas Bank Ltd.	Bank of America N.A.	156,600	10/05/22	SGD	27.25	SGD	4,097	(420)
Diageo PLC	Goldman Sachs International	90,900	10/06/22	GBP	39.09	GBP	3,452	(9,958)
Koninklijke KPN NV	Goldman Sachs International	1,075,900	10/06/22	EUR	3.20	EUR	2,982	(771)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	UBS AG	125,000	10/06/22	USD	539.70	USD	52,750	—
Zurich Insurance Group AG	Morgan Stanley & Co. International PLC	6,300	10/06/22	CHF	451.55	CHF	2,489	—
EssilorLuxottica SA	JPMorgan Chase Bank N.A.	12,800	10/12/22	EUR	164.70	EUR	1,796	(198)
Sanofi, ADR	JPMorgan Chase Bank N.A.	52,200	10/12/22	EUR	97.96	EUR	4,092	(17)
Taylor Wimpey PLC	Merrill Lynch International	1,147,000	10/12/22	GBP	1.27	GBP	1,013	(1)
TELUS Corp.	Credit Suisse International	111,600	10/13/22	CAD	29.90	CAD	3,061	(1,154)
EDP-Energias de Portugal SA	Credit Suisse International	379,500	10/14/22	EUR	5.30	EUR	1,685	—
EDP-Energias de Portugal SA	Credit Suisse International	330,200	10/14/22	EUR	5.29	EUR	1,466	—
Epiroc AB, Class A	Royal Bank of Canada	109,300	10/14/22	SEK	161.96	SEK	17,504	(38,048)
Ferguson PLC	JPMorgan Chase Bank N.A.	22,300	10/14/22	GBP	103.88	GBP	2,097	(1,246)
Novo Nisk, Class B	UBS AG	79,000	10/14/22	DKK	781.81	DKK	60,151	(82,520)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Prudential PLC	Credit Suisse International	169,900	10/14/22	GBP	10.39	GBP	1,519	$(1,371)
RELX PLC	Goldman Sachs International	85,500	10/14/22	EUR	29.41	EUR	2,143	(718)
Sanofi, ADR	JPMorgan Chase Bank N.A.	52,200	10/14/22	EUR	97.96	EUR	4,092	(61)
Air Liquide SA	Goldman Sachs International	22,200	10/18/22	EUR	136.24	EUR	2,610	(420)
Epiroc AB, Class A	Goldman Sachs International	108,800	10/18/22	SEK	173.78	SEK	17,424	(10,122)
EssilorLuxottica SA	Goldman Sachs International	16,800	10/18/22	EUR	161.25	EUR	2,358	(2,207)
KDDI Corp.	Bank of America N.A.	139,500	10/18/22	JPY	4,337.25	JPY	591,899	(25,758)
Prudential PLC	Merrill Lynch International	169,200	10/18/22	GBP	9.54	GBP	1,512	(22,532)
RELX PLC	Royal Bank of Canada	71,700	10/18/22	EUR	27.17	EUR	1,797	(3,314)
Zurich Insurance Group AG	Goldman Sachs International	6,300	10/18/22	CHF	442.30	CHF	2,489	(1,975)
Ferguson PLC	Royal Bank of Canada	12,400	10/19/22	GBP	101.69	GBP	1,166	(5,298)
Industria de Diseno Textil SA	Barclays Bank PLC	102,400	10/19/22	EUR	21.38	EUR	2,179	(55,834)
Kering SA	JPMorgan Chase Bank N.A.	6,500	10/19/22	EUR	527.57	EUR	2,981	(8,339)
Koninklijke KPN NV	Goldman Sachs International	980,600	10/19/22	EUR	3.15	EUR	2,718	(6,694)
Schneider Electric SE	UBS AG	22,950	10/19/22	EUR	123.94	EUR	2,684	(21,932)
Taylor Wimpey PLC	UBS AG	984,200	10/19/22	GBP	1.08	GBP	869	(1,343)
EDP-Energias de Portugal SA	Morgan Stanley & Co. International PLC	391,800	10/20/22	EUR	5.35	EUR	1,740	(8)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Bank of America N.A.	65,000	10/25/22	USD	484.95	USD	27,430	(668)
EssilorLuxottica SA	Credit Suisse International	47,300	10/26/22	EUR	153.13	EUR	6,639	(43,360)
TELUS Corp.	Goldman Sachs International	55,800	10/28/22	CAD	29.00	CAD	1,531	(3,421)
Air Liquide SA	JPMorgan Chase Bank N.A.	22,000	11/02/22	EUR	131.43	EUR	2,586	(6,079)
AstraZeneca PLC	Goldman Sachs International	59,900	11/02/22	GBP	102.94	GBP	5,956	(118,393)
DBS Group Holdings Ltd.	BNP Paribas S.A.	113,900	11/02/22	SGD	34.64	SGD	3,803	(16,545)
Epiroc AB, Class A	Merrill Lynch International	87,500	11/02/22	SEK	159.27	SEK	14,013	(54,401)
Kering SA	Royal Bank of Canada	6,500	11/02/22	EUR	522.89	EUR	2,981	(24,681)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	10,500	11/02/22	EUR	670.43	EUR	6,409	(54,510)
Mediatek, Inc.	Bank of America N.A.	258,000	11/02/22	USD	658.40	USD	142,158	(2,693)
Novo Nisk, Class B	UBS AG	14,900	11/02/22	DKK	834.40	DKK	11,345	(10,839)
Prudential PLC	Goldman Sachs International	119,800	11/02/22	GBP	10.00	GBP	1,071	(12,521)
Diageo PLC	Morgan Stanley & Co. International PLC	69,500	11/04/22	GBP	39.02	GBP	2,639	(52,755)
Industria de Diseno Textil SA	Royal Bank of Canada	102,400	11/04/22	EUR	23.08	EUR	2,179	(15,193)
Reckitt Benckiser Group PLC	Merrill Lynch International	77,600	11/04/22	GBP	67.12	GBP	4,637	(12,013)
RELX PLC	Royal Bank of Canada	82,900	11/04/22	EUR	27.10	EUR	2,077	(12,431)
United Overseas Bank Ltd.	Bank of America N.A.	74,000	11/04/22	SGD	28.24	SGD	1,936	(1,641)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	579,000	11/04/22	MXN	75.98	MXN	41,011	(14,003)
EDP-Energias de Portugal SA	Goldman Sachs International	258,400	11/08/22	EUR	5.03	EUR	1,147	(2,799)
Epiroc AB, Class A	Merrill Lynch International	87,500	11/08/22	SEK	170.66	SEK	14,013	(27,107)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	JPMorgan Chase Bank N.A.	195,000	11/08/22	USD	484.83	USD	82,290	(8,135)
EDP-Energias de Portugal SA	Credit Suisse International	20,000	11/10/22	EUR	4.71	EUR	89	(995)
Industria de Diseno Textil SA	Merrill Lynch International	124,200	11/10/22	EUR	22.66	EUR	2,643	(34,374)
AstraZeneca PLC	JPMorgan Chase Bank N.A.	55,500	11/15/22	GBP	102.92	GBP	5,519	(148,017)
Diageo PLC	Merrill Lynch International	69,500	11/15/22	GBP	39.95	GBP	2,639	(43,097)
EDP-Energias de Portugal SA	Credit Suisse International	20,000	11/15/22	EUR	4.71	EUR	89	(1,142)
Novo Nisk, Class B	Merrill Lynch International	13,500	11/15/22	DKK	776.11	DKK	10,279	(45,185)
Prudential PLC	Merrill Lynch International	183,300	11/15/22	GBP	9.76	GBP	1,638	(40,271)
Schneider Electric SE	Credit Suisse International	22,900	11/15/22	EUR	119.75	EUR	2,678	(95,341)
Taylor Wimpey PLC	Merrill Lynch International	1,100,000	11/15/22	GBP	0.96	GBP	971	(14,429)
United Overseas Bank Ltd.	BNP Paribas S.A.	75,000	11/15/22	SGD	27.59	SGD	1,962	(8,040)
Epiroc AB, Class A	Merrill Lynch International	54,700	11/17/22	SEK	165.27	SEK	8,760	(29,225)
Reckitt Benckiser Group PLC	Merrill Lynch International	43,900	11/17/22	GBP	62.97	GBP	2,623	(49,135)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	1,200,900	11/17/22	MXN	75.65	MXN	85,060	(52,536)
Bankinter SA	UBS AG	282,000	11/22/22	EUR	5.92	EUR	1,626	(86,450)
KDDI Corp.	Goldman Sachs International	58,700	11/22/22	JPY	4,372.49	JPY	249,064	(31,210)
RELX PLC	Royal Bank of Canada	101,000	11/22/22	EUR	25.63	EUR	2,531	(72,610)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Goldman Sachs International	195,000	11/22/22	USD	451.76	USD	82,290	(49,058)

								$(1,956,383)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Canada	$17,526,168	$—	$—	$17,526,168
Denmark	—	20,654,854	—	20,654,854
France	—	96,462,539	—	96,462,539
India	—	16,716,207	770,016	17,486,223
Indonesia	—	10,874,774	—	10,874,774
Japan	—	10,536,753	—	10,536,753
Mexico	13,911,150	—	—	13,911,150
Netherlands	—	12,367,995	—	12,367,995
Portugal	—	15,464,824	—	15,464,824
Singapore	—	24,371,236	—	24,371,236
Spain	—	28,277,083	—	28,277,083
Sweden	—	15,974,155	—	15,974,155
Switzerland	—	18,248,068	—	18,248,068
Taiwan	—	28,061,273	—	28,061,273
United Kingdom	—	123,703,049	—	123,703,049
United States	44,861,626	—	—	44,861,626
Short-Term Securities
Money Market Funds	5,943,800	—	—	5,943,800

	$82,242,744	$421,712,810	$770,016	$504,725,570

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(52,262)	$(2,008,446)	$—	$(2,060,708)

(a)	Derivative financial instruments are options written. Options written are shown at value.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced International Dividend Trust (BGY)

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

SAB	Special Assessment Bonds

5